BUSINESS COMBINATION BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Cash consideration		$ 43
Stock consideration		1,043,424
Warrant consideration		14,460
Options consideration		1,577
Total purchase consideration	$ 1,100,000	1,059,504
Cash		71,688
Investment securities available-for-sale		900,935
Investment securities held-to-maturity		171,423
Other investments		28,763
Loans	$ 2,800,000	2,792,740
Premises and equipment		98,381
Intangible assets		42,887
Other assets		167,693
Assets held for sale		127,775
Total assets acquired		4,402,285
Deposits		3,264,038
Subordinated notes		49,027
FHLB advances		291,887
Other borrowings		205,620
Other liabilities		32,654
Liabilities held for sale		175,722
Total liabilities assumed		4,018,948	$ 0	$ 0
Net identifiable assets		383,337
Goodwill		$ 676,167	$ 0	$ 0